Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Facsimile: (215) 988-2757

www.faegredrinker.com

June 24, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Calamos Aksia Private Equity and Alternatives Fund Registration Statement on Form N-2 (Registration Nos. 333-283688; 811-24034) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment no. 2 (the “Amendment”) to the registration statement on Form N-2 of the Fund (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of this Amendment is to respond to comments received from the Staff on the Fund’s registration statement on Form N-2 filed on June 6, 2025.

Subject to the Staff’s approval, it is the Fund’s intent that the Registration Statement become effective on June 26, 2025 or as soon thereafter as practicable. We will file a formal request for acceleration concurrently with the Registration Statement.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-2959 or, in my absence, to Joshua M. Lindauer at (212) 248-3298.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer